Segment Reporting - Long-lived Assets by Geographical Segments (Detail) (Rest of the world excluding UK [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total long-lived assets	$ 11,473	$ 11,240
UNITED STATES
Segment Reporting Information [Line Items]
Total long-lived assets	4,913	4,474
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,965	1,974
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	810	899
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	546	564
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	816	850
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	490	523
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	482	465
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	292	246
Others Countries [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 1,159	$ 1,245